Variable Interest Entities - Additional Information (FY) (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Investments	$ 79,472	$ 77,511	$ 77,927
Variable Interest Entity, Not Primary Beneficiary | Noncontrolling Interests
Variable Interest Entity [Line Items]
Investments	79,400	77,400	55,900
Unfunded Commitments
Variable Interest Entity [Line Items]
Commitment amount	81,600	81,800	$ 62,100
Unfunded Commitments | Variable Interest Entity, Not Primary Beneficiary
Variable Interest Entity [Line Items]
Commitment amount	$ 26,600	$ 32,800